Trade and Other Payables (Tables)	10 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of trade and other payables
December 31, 2021
Legal and IP advisory fees payable	$1,233,070
Supply and manufacturing fees payable	195,378
Other payables	140,842
Total	$1,569,290